Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Consolidated statement of comprehensive income
Net profit/(loss) for the year	$ 562,574	$ (42,089)		$ 88,114
Items that may be reclassified to profit or loss:
Exchange rate adjustment arising from translation of entities using a functional currency different from USD	(531)	(209)		16
Reclassification of exchange rate adjustments on disposal of joint venture	51
Fair value adjustment on hedging instruments	54,851	8,455		(15,790)
Fair value adjustment on hedging instruments transferred to income statement	1,739	8,667		6,860
Tax on items that may be reclassified to profit or loss	(13,162)
Items that may not be reclassified to profit or loss:
Remeasurements of net pension and other post-retirement benefit liability or asset		(8)		103
Other comprehensive income/(loss) after tax	42,948	16,905	[1]	(8,811)	[1]
Total comprehensive income/(loss) for the year	605,522	(25,184)		79,303
Total comprehensive income/(loss) for the year attributable to:
TORM plc shareholders	605,607	(25,184)		79,303
Non-controlling interest	(85)
Total comprehensive income/(loss) for the year	$ 605,522	$ (25,184)		$ 79,303

[1]	Please refer to "Consolidated Statement of Comprehensive Income".